PROVISION FOR JUDICIAL LIABILITIES - Roll-forward and changes in the provision for probable losses, net of judicial deposits (Details)	12 Months Ended
	Dec. 31, 2024 BRL (R$) item	Dec. 31, 2023 BRL (R$) item
Probable losses
PROVISION FOR JUDICIAL LIABILITIES
Balance provision at the beginning for the period	R$ 3,112,877,000	R$ 3,440,154,000
Payments	(156,097,000)	(41,903,000)
Write-off	(129,252,000)	(620,907,000)
Additions	239,750,000	270,681,000
Monetary adjustment	37,890,000	64,852,000
Provision balance	3,105,168,000	3,112,877,000
Judicial deposits	178,418,000	252,468,000
Balance provision at the end for the period	2,926,750,000	2,860,409,000
Probable losses | Fibria
PROVISION FOR JUDICIAL LIABILITIES
Reversal due to a change in probability, cancellation and/or due to settlement		372,541,000
Civil, environment and real estate
PROVISION FOR JUDICIAL LIABILITIES
Possible losses for which no provision was recorded	5,065,714
Civil, environment and real estate | Probable losses
PROVISION FOR JUDICIAL LIABILITIES
Balance provision at the beginning for the period	139,435,000	118,729,000
Payments	(6,795,000)	(3,014,000)
Write-off	(1,951,000)	(11,337,000)
Additions	72,605,000	21,335,000
Monetary adjustment	12,259,000	13,722,000
Provision balance	215,553,000	139,435,000
Judicial deposits	20,076,000	15,694,000
Balance provision at the end for the period	R$ 195,477,000	R$ 123,741,000
Civil, environment and real estate | Possible losses and remote losses
PROVISION FOR JUDICIAL LIABILITIES
Number of lawsuits | item	97	76
Civil, environment and real estate | Possible losses and remote losses | Fibria
PROVISION FOR JUDICIAL LIABILITIES
Estimate of possible loss	R$ 133,281,000	R$ 140,470
Civil, environment and real estate | Possible losses
PROVISION FOR JUDICIAL LIABILITIES
Number of lawsuits | item	201	219
Possible losses for which no provision was recorded		R$ 4,462,964
Contingent liabilities assumed | Probable losses
PROVISION FOR JUDICIAL LIABILITIES
Balance provision at the beginning for the period	R$ 2,155,545,000	2,645,705,000
Payments
Write-off	(27,820,000)	(490,160,000)
Additions
Monetary adjustment
Provision balance	2,127,725,000	2,155,545,000
Balance provision at the end for the period	2,127,725,000	2,155,545,000
Tax contingent liability | Possible losses and remote losses | Fibria
PROVISION FOR JUDICIAL LIABILITIES
Estimate of possible loss	R$ 1,994,444,000	R$ 2,015,075
Tax contingent liability | Possible losses
PROVISION FOR JUDICIAL LIABILITIES
Number of lawsuits | item	673	733
Possible losses for which no provision was recorded	R$ 9,837,082	R$ 9,775,068
Taxes and social security
PROVISION FOR JUDICIAL LIABILITIES
Possible losses for which no provision was recorded	9,837,082,000	9,775,068,000
Taxes and social security | Probable losses
PROVISION FOR JUDICIAL LIABILITIES
Balance provision at the beginning for the period	468,839,000	419,915,000
Payments	(60,081,000)	(1,717,000)
Write-off	(9,540,000)	(18,035,000)
Additions	4,689,000	37,656,000
Monetary adjustment	4,057,000	31,020,000
Provision balance	407,964,000	468,839,000
Judicial deposits	66,746,000	154,469,000
Balance provision at the end for the period	R$ 341,218,000	R$ 314,370,000
Taxes and social security | Possible losses and remote losses
PROVISION FOR JUDICIAL LIABILITIES
Number of administrative proceedings and lawsuits | item	58	32
Labor
PROVISION FOR JUDICIAL LIABILITIES
Possible losses for which no provision was recorded	R$ 171,480,000	R$ 194,883,000
Labor | Probable losses
PROVISION FOR JUDICIAL LIABILITIES
Balance provision at the beginning for the period	349,058,000	255,805,000
Payments	(89,221,000)	(37,172,000)
Write-off	(89,941,000)	(101,375,000)
Additions	162,456,000	211,690,000
Monetary adjustment	21,574,000	20,110,000
Provision balance	353,926,000	349,058,000
Judicial deposits	91,596,000	82,305,000
Balance provision at the end for the period	R$ 262,330,000	R$ 266,753,000
Labor | Possible losses and remote losses
PROVISION FOR JUDICIAL LIABILITIES
Number of lawsuits | item	1,178	1,241
Labor | Possible losses
PROVISION FOR JUDICIAL LIABILITIES
Number of lawsuits | item	1,135	1,034
Possible losses for which no provision was recorded	R$ 171,480	R$ 194,883